DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN - Merger Agreement (Details) - $ / shares	Jun. 11, 2026	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Minimum period required for domestication	1 day
Ordinary shares, par value (in dollars per share)				$ 0.0001
New ZincFive warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of warrants entitled (in shares)	0.5
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of converted shares (in shares)	1
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Class A ordinary shares | Cayman purchaser warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of shares issuable per warrant (in shares)	1
New ZincFive common stock
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of converted shares (in shares)	1
Ordinary shares, par value (in dollars per share)	$ 0.0001
Number of entitled shares (in shares)	1
New ZincFive common stock | New ZincFive warrant
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND GOING CONCERN
Number of shares issuable per warrant (in shares)	1